CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	¥ 138,191	¥ 115,049	¥ 148,965
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	290,038	252,595	184,056
Gain from sales of directly-owned salons	(1,697,112)	(1,244,240)	(858,548)
Change in provision for credit losses	49,780	1,958	(36,355)
Foreign currency exchange (gain) loss	(8,969)	(17,402)
(Gains) losses on disposal of property and equipment, net, other intangible assets, net and goodwill	7,109	(2,648)	12,908
Impairment loss on long-lived assets	22,872	0
Deferred income taxes, net	(188,706)	(101,636)
Other non-cash losses - net	53,146	45,718
Changes in operating assets and liabilities:
Accounts receivable-trade, net	339,120	580,681	(222,384)
Accounts receivable-other, net	(39,159)	43,382	(210,476)
Inventories	(10,612)	(25,873)	(95,406)
Prepaid expenses and other current assets	(2,362)	(530)	(181,477)
Lease and guarantee deposits	46,853	46,652	(27,185)
Accounts payable	876,508	(69,884)	(23,318)
Accrued expenses	(1,048,548)	97,045	517,714
Accrued income taxes	43,684	(45,006)	19,173
Contract liability	(90,042)	(64,999)	(82,636)
Advances received	(27,939)	(104,663)	(111,109)
Other current liabilities	22,740	(77,447)	254,742
Deposit received	(25,743)	(42,656)	(24,411)
Other assets and other liabilities - net	(82,530)	(17,833)	50,050
Net cash used in operating activities	(1,331,681)	(631,737)	(685,697)
Cash flows from investing activities:
Purchases of time deposits	(5,656)
Proceeds from maturities of time deposits	26,004
Acquisition of investments		(3,094)
Proceeds from sale of investment securities	3,558
Acquisition of property and equipment	(71,408)	(135,840)	(120,740)
Proceeds from sale of property and equipment			40,620
Acquisition of intangible assets	(493,405)	(786,178)	(45,761)
Proceeds from sale of salons	908,419	584,768	851,719
Acquisition of businesses - net of cash acquired	(21,348)		(148,000)
Payment received on short-term loans receivable		113
Payment received on long-term accounts receivable-other, net	15,229	11,655	2,599
Net cash provided (used in) by investing activities	361,393	(328,576)	580,437
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs	608,101
Proceeds from issuance of preferred stock	260,280
Proceeds from short-term borrowings	710,000	400,000
Repayment of short-term borrowings	(588,333)		(162,252)
Proceeds from long-term borrowings	300,000		547,619
Repayment of long-term borrowings	(96,708)	(99,084)	(45,270)
Proceeds from sale of subsidiary stock		160,290
Net cash provided by financing activities	1,193,340	461,206	340,097
Net increase (decrease) in cash and cash equivalents	223,052	(499,107)	234,837
Cash and cash equivalents at beginning of year	106,347	605,454	370,617
Cash and cash equivalents at end of year	329,399	106,347	605,454
Cash paid during the year for:
Interest	47,558	34,575	7,535
Income taxes	12,777	52,105	30,809
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	901,202	931,521	673,468
Purchases of property and equipment included in accrued expenses	12,304	4,624
Purchases of intangible assets included in accrued expenses	93,000	9,480
Sales of salons included in accounts receivable	1,135,127	455,464	¥ 134,876
Deferred stock issuance costs included in accrued expenses	¥ 84,339
Reduction in common stock and additional paid-in capital		¥ 2,509,941